INCOME TAX - Deferred tax assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Components of Deferred Tax Assets [Abstract]
Net operating loss carryforward	$ 34,842	$ 232
Startup/Organization Expenses	223,983
Gross deferred tax assets	258,825	232
Valuation Allowance	$ (258,825)	$ (232)